Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000249922 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Active ETF
Class Name	iShares High Yield Active ETF
Trading Symbol	BRHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares High Yield Active ETF (the “Fund”) (formerly known as BlackRock High Yield ETF) for the period of June 17, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Active ETF	$17(a)	0.45%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.45%	[2]
Material Change Date	Oct. 10, 2024
Net Assets	$ 102,735,223
Holdings Count | Holding	806
Advisory Fees Paid, Amount	$ 169,497
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$102,735,223
Number of Portfolio Holdings	806
Net Investment Advisory Fees	$169,497
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	87.7%
Floating Rate Loan Interests	9.1%
Convertible Bonds	1.4%
Fixed Rate Loan Interests	0.9%
Common Stocks	0.5%
Preferred Stocks	0.4%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	0.1%
BBB/Baa	3.5%
BB/Ba	38.4%
B	45.4%
CCC/Caa	9.4%
N/R	3.2%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024 the Fund's Board approved a proposal to change the name of the Fund from BlackRock High Yield ETF to iShares High Yield Active ETF. This change went effective on October 10, 2024.

Material Fund Change Name [Text Block]	On July 30, 2024 the Fund's Board approved a proposal to change the name of the Fund from BlackRock High Yield ETF to iShares High Yield Active ETF. This change went effective on October 10, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.